Redeemable non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2021
Redeemable non-controlling interests
Schedule of redeemable noncontrolling interest activity

For the year ended
December 31,
2021
RMB
Balance as of January 1	9,000
Issuance of redeemable non-controlling interest	1,392,534
Acquisition of redeemable non-controlling interest	(9,000)
Redeemable non-controlling interest arising from business acquisition	16,784
Net income attributable to redeemable non-controlling interest	12,362
Balance as of December 31	1,421,680